Debt (Table)	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Debt instrument table
Long-term debt at September 30, 2016 and 2015 consisted of the following:

	2016	2015
	(In thousands)
Unsecured 6.35% Senior Notes, due June 2017	250,000	250,000
Unsecured 8.50% Senior Notes, due 2019	450,000	450,000
Unsecured 5.95% Senior Notes, due 2034	200,000	200,000
Unsecured 5.50% Senior Notes, due 2041	400,000	400,000
Unsecured 4.15% Senior Notes, due 2043	500,000	500,000
Unsecured 4.125% Senior Notes, due 2044	500,000	500,000
Medium term Series A notes, 1995-1, 6.67%, due 2025	10,000	10,000
Unsecured 6.75% Debentures, due 2028	150,000	150,000
Total long-term debt	2,460,000	2,460,000
Less:
Original issue discount on unsecured senior notes and debentures	4,270	4,612
Debt issuance cost	16,951	17,873
Current maturities	250,000	—
	$2,188,779	$2,437,515

Debt maturity schedule	Maturities of long-term debt at September 30, 2016 were as follows (in thousands):

2017	$250,000
2018	—
2019	450,000
2020	—
2021	—
Thereafter	1,760,000
$2,460,000